Document and Entity Information	Dec. 05, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-31486
Entity Registrant Name	WEBSTER FINANCIAL CORPORATION
Entity Central Index Key	0000801337
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1187536
Entity Address, Address Line One	200 Elm Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	578-2202
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WBS
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000th interest in a share of 5.25% Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrF
Security Exchange Name	NYSE
Depositary Shares, each representing 1/40th interest in a share of 6.50% Series G Non-Cumulative Perpetual Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40th interest in a share of 6.50% Series G Non-Cumulative Perpetual Preferred Stock
Trading Symbol	WBS-PrG
Security Exchange Name	NYSE